Estimated Fair Values of Financial Instruments (Detail) In Thousands	Mar. 31, 2011 USD ($)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2010 USD ($)	Mar. 31, 2010 JPY (¥)	Mar. 31, 2009 JPY (¥)	Mar. 31, 2008 JPY (¥)	Mar. 31, 2011 Short-term loan receivable USD ($)	Mar. 31, 2011 Short-term loan receivable JPY (¥)	Mar. 31, 2010 Short-term loan receivable JPY (¥)	Mar. 31, 2011 Long-term loan receivable USD ($)	Mar. 31, 2011 Long-term loan receivable JPY (¥)	Mar. 31, 2010 Long-term loan receivable JPY (¥)
Carrying amount of Asset (Liability)
Cash and cash equivalents	$ 1,134,348	¥ 94,321,000	$ 1,482,971	¥ 123,309,000	¥ 200,966,000	¥ 100,809,000
Short-term investments	33,013	2,745,000		3,891,000
Short-term loan receivable	1,696	141,000		158,000
Long-term loan receivable	2,898	241,000		358,000
Short-term borrowings	(625,592)	(52,018,000)		(115,467,000)
Long-term debt including the current portion and excluding capital lease obligation	(1,211,678)	(100,751,000)		(641,000)
Estimated fair value Asset (Liability)
Cash and cash equivalents	1,134,348	94,321,000		123,309,000
Short-term investments	33,013	2,745,000		3,891,000
Short-term borrowings	(625,592)	(52,018,000)		(115,467,000)
Long-term debt including the current portion and excluding capital lease obligation	(1,261,468)	(104,891,000)		(579,000)
Loan receivable							$ 1,696	¥ 141,000	¥ 158,000	$ 2,922	¥ 243,000	¥ 363,000